Summary of Significant accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		6 Months Ended
	Jan. 01, 2021 CNY (¥)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Accounting Policies [Line Items]
Closing foreign exchange rate		6.6981		6.6981
Impairment of long lived assets held for sale		¥ 0	¥ 0
Defined contribution plan expenses		¥ 10,200	6,700
Percentage appreciation in the foreign currency		5.30%
Operating lease discount rate	5.00%
Operating lease right-of-use assets	¥ 24,500	¥ 22,174		$ 3,310	¥ 29,652
Operating lease liability	¥ 24,500	26,827		$ 4,005	32,357
Other subsidiary		1,798	¥ 88
CHINA
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments		1,648,523			1,822,364
Debt instrument term	72 months
Outside China [Member]
Accounting Policies [Line Items]
Cash and cash equivalents and short term investments		¥ 58,794			¥ 10,257